Financial instruments (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of net US dollar exposure [Table Text Block]
Total USD
Net assets in U.S. subsidiary	$-

US denominated:
Assets	$2,926,334
Liabilities	(59,552)

Net US dollar exposure	$2,866,782

Impact to profit or loss if 5% movement in the US dollar	$143,339

Disclosure of contractual obligations [Table Text block]
					5 years and
Payment due:	Total	Within 1 Year	1 to 3 years	3 to 5 years	beyond
Minimum royalty commitments	$2,350,000	$150,000	$400,000	$500,000	$1,300,000
Accounts payable and accrued liabilities	1,649,876	1,649,876	-	-	-
Lease obligations	558,755	197,367	355,430	5,958	-

Total contractual obligations	$4,558,631	$1,997,243	$755,430	$505,958	$1,300,000